Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended													9 Months Ended	12 Months Ended	1 Months Ended	4 Months Ended	3 Months Ended
	Jul. 09, 2014	Jun. 26, 2014		Mar. 31, 2014		Jan. 08, 2014		Nov. 25, 2013		Mar. 05, 2013		Dec. 31, 2012		Sep. 30, 2014 Segment	Dec. 31, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Stockholders' equity, stock split conversion ratio	0.7692
Stock conversion ratio														Nine-for-one basis
Reduced conversion price, description														The stockholders of Nina, Pinta and Santa Maria exchanged three shares of each company's preferred stock for one share of Atara preferred stock (a collective nine-for-one basis).
Accumulated deficit												$ (4,110,000)		$ (30,362,000)	$ (12,883,000)		$ (4,110,000)
Cash and cash equivalents maturity period														90 days	90 days
Investment maturity period														90 days	90 days
Number of reportable segments														1	1
Number of operating segments														1	1
Impairment of long-lived assets														0	0
Estimated volatility		47.90%	[1],[2]	56.00%	[1],[2]	53.20%	[1]	54.20%	[1]	54.50%	[1]	53.30%	[1]
Estimated risk free interest rate		0.04%	[2]	0.14%	[2]	0.32%		0.26%		0.25%		0.28%
Estimated time to exit		3 months	[2]	1 year 11 days	[2]	1 year 7 months 17 days		1 year 9 months		2 years		2 years 3 months
Performance-based awards, expense recognized														0	0
Expected Dividend Rate														0.00%	0.00%
Option Pricing Model
Significant Accounting Policies [Line Items]
Estimated volatility														53.30%
Estimated risk free interest rate														0.28%
Estimated time to exit														2 years 3 months
Amgen
Significant Accounting Policies [Line Items]
Payments under license agreement														250,000		250,000	250,000
Series A One Convertible Preferred Stock | Option Pricing Model
Significant Accounting Policies [Line Items]
Estimated fair value of preferred stock														$ 2,768,000
Scenario 1
Significant Accounting Policies [Line Items]
Initial public offering completion period		1 month																4 months
Scenario 2
Significant Accounting Policies [Line Items]
Initial public offering completion period		3 months																13 months
Scenario 3
Significant Accounting Policies [Line Items]
Initial public offering completion period		9 months																21 months
After Recapitalization
Significant Accounting Policies [Line Items]
Reduced conversion price, description														Also at the time of the Recapitalization, the mandatory conversion price of the convertible preferred stock upon an initial public offering was reduced from three times the Series B convertible preferred stock price to 1.6 times the Series B convertible preferred stock price.
After Recapitalization | Series A One Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Convertible preferred stock, shares issued upon conversion														615,384
After Recapitalization | Series A One Convertible Preferred Stock | Amgen
Significant Accounting Policies [Line Items]
Convertible preferred stock, shares issued upon conversion																615,384
Prior to Recapitalization | Series A One Convertible Preferred Stock
Significant Accounting Policies [Line Items]
Convertible preferred stock, shares issued upon conversion														5,538,462
Prior to Recapitalization | Series A One Convertible Preferred Stock | Amgen
Significant Accounting Policies [Line Items]
Convertible preferred stock, shares issued upon conversion																5,538,462
Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life														3 years	3 years
Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life														5 years	5 years

[1]	The computation of expected volatility is based on the historical volatility of a representative group of public biotechnology and life sciences companies with similar characteristics, including early stage of product development and therapeutic focus.
[2]	Derived by using OPM and PWERM in the hybrid method using multiple scenarios.